OTHER INCOME, NET (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Other Income and Expenses [Abstract]
Rental income	$ 1,812	$ 2,058
Unrealized (loss) gain on foreign currency denominated borrowings	(4,355)	2,980
Realized (loss) gain on fair value hedges	(161)	139
Unrealized gain on fair value hedges	72	947
Gain on investments	434	314
Non-service components of net periodic pension (cost) income	(302)	354
Gain (loss) on contingent consideration	1,293	(16)
Other	859	846
Other (expense) income, net	$ (348)	$ 7,622